Accounts Receivable, Net	6 Months Ended
Jun. 30, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

5	ACCOUNTS RECEIVABLE, NET

	As of
	December 31, 2021	June 30, 2022
	RMB	RMB	US$
		(unaudited)
Accounts receivable	131,363	145,783	21,765
Allowance for credit losses	(39,166)	(44,823)	(6,692)

	92,197	100,960	15,073

The changes in the allowance for credit losses were as follows:

	For the six months ended June 30
	2021	2022
	RMB	RMB	US$
	(unaudited)	(unaudited)

Balance at beginning of the period	24,215	39,166	5,847
Adoption of ASC 326	11,358	—	—
Provisions	(937)	5,657	845

Balance at end of the period	34,636	44,823	6,692